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Davlin Philanthropic Fund
The Fund's Objectives The Fund’s Philanthropic Objective
The Davlin Philanthropic Fund seeks to provide donations on a dependable and long-term basis to a large selection of charities.
The Fund’s Investment Objective The Fund seeks long-term capital appreciation.
Fees And Expenses of the Fund
The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31.12% of the average value of its portfolio.

The Fund's Principal Strategies

The Fund’s Principal Philanthropic Strategies

Like all mutual funds, investors in the Fund own their pro rata share of the assets of the Fund, and receive their pro rata share of the Fund’s returns, less the fees and expenses. The socially responsible feature of this Fund is that instead of the adviser fee just going to the investment adviser, part of it will be donated to charity. The intent is to allow investors the ability to provide a recurring stream of donations to various charities without impacting, in a material way, their capital, which needs to be preserved for savings and retirement.

•	The Fund’s investment adviser, Davlin Fund Advisors, LLC, will be paid annually a fee equal to 1.00% of the Fund’s average daily net assets to provide investment advice to the Fund and pay all of the Fund’s ordinary operating expenses.

•	The adviser is committed to the philanthropic goals of the Fund, and has agreed to waive annually any of the Fund’s advisory fees that represent a profit (defined as the adviser’s total income from advisory fees less operating expenses, including compensation to advisory personnel) to the adviser (“Waived Fees”).

•	The Fund will annually donate an amount equal to 0.50% of the Fund's net assets, plus any Waived Fees, to a non-profit foundation, the Davlin Foundation. On an annual basis, the Foundation will distribute the Fund’s donations to various charities with guidance from the Fund’s investors.

•	The Fund also offers a Donation Matching Program, whereby certain Fund investors ask the Foundation to use their portion of the donations to match other investors’ gifts to specific charities. Consequently, the amount that a specific charity may receive can be larger than the calculated amount as defined by individual investor requests. The donations for the year ended March 31, 2016 included an average Matching Premium of $2.13. This means that for each $1.00 of donations to a specifically named charity, there was on average $2.13 in additional matching funds paid to that charity.

It is the adviser’s expectation that, if the Fund grows and the adviser benefits from the economies of scale, the amount of annual donation will increase - both as a percentage of Fund assets and in real dollars. Through these economies of scale, the Fund hopes to make significant annual donations to a large variety of philanthropic causes.

The Fund’s charitable donations will be treated like any other fee or expense in that it will reduce the Fund’s net asset value and the Fund may use some or all of the charitable donations to reduce the distributions paid to shareholders. As such, no further consideration is needed, or tax deduction permitted, by the shareholders.

The Fund's Principal Investment Strategies

The Fund seeks to meet its investment objective by investing primarily in equity securities traded on U.S. markets, including common stock, preferred stock, American Depositary Receipts ("ADRs"), and other investment companies, including exchange traded funds ("ETFs") and index funds. An ADR is a U.S. dollar denominated certificate issued by a U.S. bank that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock.

The Fund utilizes a “Quality Value” investment style to minimize risk and maximize return, with the goal of providing a superior long-term, risk-adjusted return. This investment style has the following characteristics:

Value Investment Style – In managing the Fund, the investment adviser uses a value-style approach and invests in companies trading at a discount to their long term intrinsic value as defined by the portfolio manager and measured by metrics such as a low price-to-earnings, price-to-cash-flow, and/or price-to-book ratio.

Quality Company Characteristics – The Fund invests in high quality companies and/or management teams, as defined on a historical basis by metrics such as a high return on assets, return on equity, and/or return on risk capital, that in the portfolio manager’s opinion have stock prices that do not adequately reflect their long term intrinsic value. A company meeting the investment adviser’s metrics may issue securities that are not deemed to be “high quality” by third-party analysts (e.g. Morningstar, Lipper).

Market Capitalization Range – The Fund seeks to find value without regard to a specified market capitalization range.

Trading Strategy – It is the investment adviser's belief that superior returns are generated by investing in good companies at discounted prices and holding those investments until such time that a company's stock price rises above that company's long term intrinsic value.

Due Diligence – The investment adviser utilizes a qualitative research style that focuses on speaking with or reading information from sources like management, stock analysts, industry reporters, trade association representatives, competitors, vendors and customers to gain insight on companies.

The Fund may invest in the securities of other investment companies, including mutual funds, closed-end funds and ETFs ("Underlying Funds") to achieve exposure to a particular segment of the economy or geographic region if the adviser believes that a particular segment or geographic region is undervalued by the market. The Underlying Funds will vary depending on the adviser’s assessment of the opportunities as they arise.

The Fund's Principal Risks

The Fund’s Principal Philanthropic Risks

•	Charitable Designation Risk. Once the donations from the Fund are paid to the Foundation, the Foundation’s Board of Trustees will have full authority over the proceeds. In executing its mission, the Foundation has full authority to add or remove charities from its approved list, set minimum donation sizes or affect donations as they see fit. As such, there can be no assurance that the investor’s recommended charities will receive donations. The number of approved charities may not increase.

•	Donation Risk. If the Fund does not grow in a meaningful way, or if the Fund’s expenses increase, the adviser will not achieve the economies of scale necessary for it to waive fees and the Fund’s donations will not increase beyond 0.50%. If the Fund incurs any expenses that the adviser is unwilling or unable to pay, the Fund’s charitable contribution could drop below 0.50%. For some individuals, there may be more tax efficient contribution strategies than investing in the Fund.

•	Donation Matching Premium Risk. The Matching Premium may change both up and down over time as the ratio between amounts invested in the Fund by Donation Matching Investors and normal investors changes with contributions and redemptions. In addition, the Davlin Foundation directors will decide which charities receive the matching funds, and there is no guarantee that any one specific charity will receive matching funds. Investors can check the current Matching Premium by visiting the fund’s web site at www.DavlinFunds.org.

The Fund’s Principal Investment Risks

All mutual funds carry a certain amount of risk. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund. Below are some specific risks of investing in the Fund.

•	Management Risk. The investment adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

•	Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

•	Market Risk. Overall stock market risks may also affect the value of the Fund. Recent market volatility illustrates that factors such as domestic and international economic growth and market conditions, interest rate levels and political events can result in significant changes in market values.

•	Underlying Fund Expenses Risks. Investors in the Fund will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in Underlying Funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

•	Underlying Fund Risks. The ETFs and index funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by these investments may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

•	Smaller Company Risk. The Fund may invest in smaller capitalization companies (that is, companies with market capitalizations of $1 billion or less). The earnings and prospects of smaller companies are more volatile than those of larger companies. Smaller companies also may experience higher failure rates than larger companies. In addition, the securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies.

•	Foreign Investing Risk. Foreign investing involves risks not typically associated with U.S. investments including adverse fluctuations in foreign currency values, adverse political, social and economic developments. Foreign investing involves less publicly available information, more volatile or less liquid securities markets, restrictions on receiving the investment proceeds, foreign tax laws, and potential difficulties in enforcing contractual obligations. Owning foreign securities, including investments in emerging markets, could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Performance

The bar chart and performance table below show the performance of shares of the Fund for each full fiscal year since the Fund's inception. The chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The performance table compares the performance of shares of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-DAVLIN-8 (877-328-5468) or visiting www.DavlinFunds.org.

Fund Annual Total Return For Calendar Years Ended December 31

The Fund’s year-to-date return for the period ended March 31, 2016 was -0.20%.
Best Quarter:	3rd Quarter 2009	16.20%
Worst Quarter:	3rd Quarter 2011	-17.90%

Performance Table Average Annual Total Returns (For periods ended December 31, 2015)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).